Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale
The total assets and liabilities held for sale, which are all in the Upstream segment, are set out in the table below.

$ million
2019
Property, plant and equipment	6,359
Intangible assets	610
Investments in associates	43
Inventories	318
Trade and other receivables	135
Assets classified as held for sale	7,465
Trade and other payables	(33)
Lease liabilities	(280)
Provisions	(1,012)
Defined benefit pension plan and other post-retirement benefit plan deficits	(68)
Liabilities directly associated with assets classified as held for sale	(1,393)